Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (192)	$ (83)	$ (317)	$ (136)
Exploration expenditures written off (includes dry wells and signature bonuses)	(6)	(71)	(38)	(94)
Contractual penalties on local content requirements	7	110	7	108
Other exploration expenses				(1)
Total expenses	(191)	(44)	(348)	(123)
Cash used in:
Operating activities	192	(81)	317	(135)
Investment activities	241	(904)	306	(980)
Total cash used	$ 433	$ (985)	$ 623	$ (1,115)